Intangible Assets, Net (Tables)	12 Months Ended
Aug. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net, consisted of the following:
	As of August 31, 2023					As of August 31, 2024
	Cost		Accumulated amortization	Accumulated Impairment	Net amount	Cost		Accumulated amortization	Accumulated Impairment	Net amount
	RMB		RMB	RMB	RMB	RMB		RMB	RMB	RMB
Indefinite lived intangible assets
Brand names	402,928	**	-	(113,385)	289,543	406,602	**	-	(371,711)	34,891
Definite lived intangible assets
Brand names	17,100		(4,061)	-	13,039	17,100		(4,916)	-	12,184
Non-compete agreements	22,001		(17,063)	-	4,938	22,001		(21,167)	-	834
Student bases	21,857		(19,355)	-	2,502	21,857		(20,168)	-	1,689
Others*	2,893		(2,893)	-	-	2,893		(2,893)	-	-
	466,779		(43,372)	(113,385)	310,022	470,453		(49,144)	(371,711)	49,598
Note*:	Others include backlog and license.
Note**:	The increase in cost of brand names in 2023 and 2024 are resulted from the foreign exchange realignment.